Vessels	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels

4. Vessels

Acquisitions

On January 7, 2020, September 21, 2020 and November 10, 2020, the Company took delivery of the newbuilding aframax tanker, Caribbean Voyager and the suezmax tankers, Apollo Voyager and Artemis Voyager, respectively, for an aggregate of $197,845. On October 21, 2019, the Company took delivery of its newbuilding aframax tanker Mediterranean Voyager for $51,980.

Sales

In 2020, the Company sold its suezmax tanker, Silia T (previously classified as held for sale), its handysize vessel, Didimon, and its aframax tanker Sakura Princess, for net proceeds of $93,627 in total, realizing a total net loss of $6,451 The net losses from the sale of the vessels are separately reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss).

There were no vessel sales in 2019.

Sale and Leaseback

On December 21, 2017, the Company commenced a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there is a seller’s credit of $13,000 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. Following adoption of ASC 842 and the package of practical expedients, the Company continues to account for the transaction as an operating lease.

On January 9, 2020, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

At December 31, 2020 and 2019, the Company has assessed the recoverability of the seller’s credits and there was no indication of impairment.

As at December 31, 2020, the Company recognized on its consolidated balance sheet a right-of-use asset of $14,479 for the aframax tanker Sakura Princess, $37,329 for the two suezmaxes Archangel and Alaska and $15,302 for the two suezmaxes, Eurochampion 2004 and Euronike, respectively, based on the present value of the future minimum lease payments and a corresponding obligation under operating leases for each of the five right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 5.45% for the sale and leaseback agreement each of the two suezmaxes, Eurochampion 2004 and Euronike, 4.41% for the sale and leaseback agreement each of the two suezmaxes, Archangel and Alaska and 3.15% for the sale and leaseback agreement of the aframax, Sakura Princess and the respective weighted average remaining lease term was 1.97, 4.02 and 4.97 years, respectively, as at December 31, 2020 and 2.98 years December 31, 2019. As at December 31, 2020 and 2019, both the right-of use asset and the corresponding obligation under operating leases were $67,110 (current portion $20,976 and non-current portion $46,134) and $21,428 (current portion $7,534 and non-current portion $13,894), respectively.

Year	Lease Commitment
2021	$ 23,942
2022	23,908
2023	14,904
2024	14,904
2025	4,248

Minimum net lease payments	$ 81,906
Less: Present value discount	(9,648)

Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 72,258

The Company has subleased all five vessels and has recognized sublease revenue, net of voyage expenses of $29,355, $15,408 and $11,599 for the years ended December 31, 2020, 2019 and 2018, respectively.

Impairment

As of December 31, 2020, the Company reviewed the carrying amount in connection with the estimated recoverable amount and the probability of sale for each of its vessels and vessels under construction. This review indicated that such carrying amount was not fully recoverable for two of the Company’s vessels classified as held for sale (Note 1(j)); Arctic and Antarctic. Consequently, the carrying value of two vessels totaling $69,326 was written down to $54,000 based on the lower of the carrying amounts and Level 1 inputs indicative of the vessels’ sales prices less cost to sell. The resulting impairment charge was $15,326. During 2020, the Company impaired two of its aframax tankers Izumo Princess and Sakura Princess for a total charge of $13,450 (Note 1j). In 2019, there was an impairment charge of $26,613 relating to Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess, Archangel and Alaska. In 2018, there was an impairment charge of $65,965 relating to Silia T, Byzantion, Bosporos, Selini and Salamina plus an advance for a construction later abandoned. Impairment charges are being reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss).